Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 16, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Interest or penalties incurred		$ 0	$ 0	$ 0
Regulatory reserve and clearing requirements required		$ 25,000	$ 25,000
Class A Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Shares issued, par value		$ 0.01			$ 0.01
Class B Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Shares issued, par value		$ 0.01			$ 0.01
Shares issued, conversion of shares	273,000
IPO [Member] | Class A Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Shares issued or sold	2,231,000
Shares issued, par value	$ 0.01
Stockholders Not Included In Registration Statement [Member] | Class A Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Shares issued or sold	1,941,000
Stockholders Included In Registration Statement [Member] | Class A Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Shares issued or sold	290,000
Core Deposits [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Estimated useful lives of core deposits		7 years
Core Deposits [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Estimated useful lives of core deposits		10 years
Buildings and Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Estimated useful lives		39 years
Furniture and Fixtures [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Estimated useful lives		4 years
Furniture and Fixtures [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Estimated useful lives		7 years
Equipment [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Estimated useful lives		4 years
Equipment [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Line Items]
Estimated useful lives		7 years